ORGANIZATION AND NATURE OF OPERATIONS (Details) - shareholder	May 20, 2019	Apr. 30, 2022
Organization And Nature of Operations [Line Items]
Number of majority shareholders	2
Controlled entities incorporated (as a percent)	100.00%
TRX HK
Organization And Nature of Operations [Line Items]
Ownership interest held		100.00%
TRX BJ
Organization And Nature of Operations [Line Items]
Ownership interest held		100.00%
NDB Technology
Organization And Nature of Operations [Line Items]
Ownership interest held		100.00%
TYDW Technology
Organization And Nature of Operations [Line Items]
Ownership interest held		100.00%
Hengbang Insurance
Organization And Nature of Operations [Line Items]
Ownership interest held		99.80%
AKS Consulting
Organization And Nature of Operations [Line Items]
Ownership interest held		100.00%